Fair Value of Financial Instruments (Tables)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2014
Cash and cash equivalents	$2,393,784	$-	$-	$2,393,784
Derivative liability	-	-	(284,195)	(284,195)

	$2,393,784	$-	$(284,195)	$2,109,589

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2013

Cash and cash equivalents	$53,352	$-	$-	$53,352
Derivative liability	-	-	(244,891)	(244,891)

	$53,352	$-	$(244,891)	$(191,539)